SHARE CAPITAL AND SHARE PREMIUM - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended
	Jun. 23, 2026	Jun. 17, 2026	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares, net	$ 211.6		$ 211.6	$ 0.0
Issuance costs	$ 14.4
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares, net (in shares)		15,400,000	15,400,000
ADR
Disclosure Of Classes Of Share Capital [Line Items]
Share Price (in USD per share)		$ 29.35
Issuance of ordinary shares, net (in shares)	1,155,000	7,700,000